Bank Loans (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of outstanding balances of bank loans
	As of June 30,
	2021	2020

Loan from Bank of Shanghai Pudong Development	$4,425,504	-
Loan from Bank of Communication	3,097,605	$1,132,327
Loans from Development Bank of Singapore	23,374	60,681
Loans from China Merchants Bank	-	990,785
Total bank loans	$7,546,483	$2,183,793
Less: Non-current portion	(9,644)	(22,554)
Short -term bank loans and long-term bank loans – current portion	$7,536,839	$2,161,239